Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	¥ 1,363,890	[1]	¥ 1,401,872	[1]	¥ 1,287,829
Consolidated, Income (loss) before income taxes		226,623	[1]	230,671	[1]	248,261
Consolidated, Long-lived assets		449,423		493,821		458,913
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	289,571	[1]	226,741	[1]	229,265
Consolidated, Income (loss) before income taxes		(40,950)	[1]	(76,963)	[1]	7,354
Consolidated, Long-lived assets		103,045		98,611		84,904
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	131,393	[1]	142,941	[1]	115,483
Consolidated, Income (loss) before income taxes		(21,774)	[1]	14,283	[1]	(14,067)
Consolidated, Long-lived assets		53,643		65,165		52,179
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	85,081	[1]	66,985	[1]	42,571
Consolidated, Income (loss) before income taxes		28,586	[1]	49,205	[1]	19,817
Consolidated, Long-lived assets		23,600		26,690		29,618
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	506,045	[1]	436,667	[1]	387,319
Consolidated, Income (loss) before income taxes		(34,138)	[1]	(13,475)	[1]	13,104
Consolidated, Long-lived assets		180,288		190,466		166,701
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	857,845	[1]	965,205	[1]	900,510
Consolidated, Income (loss) before income taxes		260,761	[1]	244,146	[1]	235,157
Consolidated, Long-lived assets		¥ 269,135		¥ 303,355		¥ 292,212

[1]	Includes losses arising from the U.S. Prime Brokerage Event. See Note 23 “U.S. Prime Brokerage Event.”
[2]	There is no revenue derived from transactions with a single major external customer.